Income Taxes - Reconciliation of the beginning and ending amount of uncertain tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at the beginning of year	$ (281)
Increase for current year positions	71	$ 82
Increase for prior year positions		199
Unrecognized tax benefits at the end of year	(352)	(281)
Gross research credit tax assets	1,930	1,579
Net research credit tax assets	$ 1,578	$ 1,298